Notes to the Consolidated Statements of Financial Position - Summary Of Changes In Deferred Tax Assets And Liabilities Results From The Effects (Details) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	€ 0.0	€ 0.0
Deferred tax liabilities	40.1	39.6
Recognized deferred taxes (net)	(40.1)	(39.6)
Changes compared to the previous year	(0.5)	2.4
Changes compared to the previous year of which recognized in the consolidated statement of profit and loss	0.1	2.4
Changes compared to the previous year of which recognized in other comprehensive income	(0.2)	0.0
Changes compared to the previous year of which recognized in the context of business combinations	€ (0.4)	€ (0.1)